Note 12 - Stock Incentive Plan (Details)						12 Months Ended
	Nov. 06, 2015 shares	Nov. 03, 2014 shares	Jul. 31, 2014 shares	Nov. 21, 2013 shares	Jun. 15, 2010 shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Note 12 - Stock Incentive Plan (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars) | $						$ 306,111	$ 510,114	$ 568,334
The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					1,500,000
Share-basedCompensation Arrangement by Share Based Payment Awarded Term					10 years
The 2014 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			2,500,000
Share-basedCompensation Arrangement by Share Based Payment Awarded Term			10 years
Restricted Stock [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						68,400
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars) | $						$ 334,762
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						280 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value (in Dollars) | $						$ 285,912	$ 459,000	$ 508,500
Restricted Stock [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Number of Key People Issued Awards				19
Restricted Stock [Member] | The 2014 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Number of Key People Issued Awards	19	19
Restricted Stock [Member] | The 19 Key Persons [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				45,000
Restricted Stock [Member] | The 19 Key Persons [Member] | The 2014 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	68,400	45,000
Restricted Stock [Member] | Officers and Directors [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				25,350
Restricted Stock [Member] | Officers and Directors [Member] | The 2014 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	40,040	26,100
Restricted Stock [Member] | Eurobulk Employees [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				19,650
Restricted Stock [Member] | Eurobulk Employees [Member] | The 2014 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	28,360	18,900
Restricted Stock [Member] | Vesting on July 1, 2014 [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%
Restricted Stock [Member] | Vesting on July 1, 2015 [Member] | The 2010 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%
Restricted Stock [Member] | Vesting November 16, 2015 [Member] | The 2014 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Restricted Stock [Member] | Vesting November 16, 2016 [Member] | The 2014 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Restricted Stock [Member] | Vesting on July 1, 2016 [Member] | The 2014 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
Restricted Stock [Member] | Vesting on July 1, 2017 [Member] | The 2014 Plan [Member]
Note 12 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%